Statement to Securityholder
Ally Auto Receivables Trust 2014-3

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2014-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	12/17/2014

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2014-3

5. Collateral Summary	Collection Period, Begin:	5/1/2018
	Collection Period, End:	5/31/2018
6. Charge-Off and Delinquency Rates	Determination Date:	6/11/2018
	Distribution Date:	6/15/2018
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

Statement to Securityholder
Ally Auto Receivables Trust 2014-3
1. Distribution Summary

Class	CUSIP/	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass	Total	Principal	Interest	Ending Note
	CUSIP-RegS	Principal Balance	Principal Balance		Distribution	Distribution	Through Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02006VAA9	215,000,000.00	0.00	0.27000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02006VAB7	310,000,000.00	0.00	0.81000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-3	02006VAC5	334,000,000.00	0.00	1.28000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-4	02006VAD3	98,830,000.00	74,347,371.01	1.72000000	10,342,059.07	106,564.57	N/A	10,448,623.64	0.00	0.00	64,005,311.94
B	02006VAE1	21,300,000.00	21,300,000.00	2.04000000	0.00	36,210.00	N/A	36,210.00	0.00	0.00	21,300,000.00
C	02006VAF8	17,550,000.00	17,550,000.00	2.14000000	0.00	31,297.50	N/A	31,297.50	0.00	0.00	17,550,000.00
D	02006VAG6	16,430,000.00	16,430,000.00	2.88000000	0.00	39,432.00	N/A	39,432.00	0.00	0.00	16,430,000.00
Certificates	02006V101/U0201V105	N/A	N/A	N/A	N/A	N/A	178,522.55	178,522.55	N/A	N/A	N/A
	Deal Totals	1,013,110,000.00	129,627,371.01		10,342,059.07	213,504.07	178,522.55	10,734,085.69	0.00	0.00	119,285,311.94

Statement to Securityholder
Ally Auto Receivables Trust 2014-3
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	752.27533148	104.64493646	1.07826136	105.72319781	0.00000000	647.63039502
B	1,000.00000000	0.00000000	1.70000000	1.70000000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.78333333	1.78333333	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.40000000	2.40000000	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	127.94994720
Ending Aggregate Note Pool Factor:	117.74171802

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
Ally Auto Receivables Trust 2014-3
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	5/15/2018	6/14/2018	Actual/360	N/A	N/A	0.27000000	0.27000000	0.00
A-2	0.00	5/15/2018	6/14/2018	30/360	N/A	N/A	0.81000000	0.81000000	0.00
A-3	0.00	5/15/2018	6/14/2018	30/360	N/A	N/A	1.28000000	1.28000000	0.00
A-4	74,347,371.01	5/15/2018	6/14/2018	30/360	N/A	N/A	1.72000000	1.72000000	106,564.57
B	21,300,000.00	5/15/2018	6/14/2018	30/360	N/A	N/A	2.04000000	2.04000000	36,210.00
C	17,550,000.00	5/15/2018	6/14/2018	30/360	N/A	N/A	2.14000000	2.14000000	31,297.50
D	16,430,000.00	5/15/2018	6/14/2018	30/360	N/A	N/A	2.88000000	2.88000000	39,432.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	106,564.57	0.00	106,564.57	0.00
B	0.00	36,210.00	0.00	36,210.00	0.00
C	0.00	31,297.50	0.00	31,297.50	0.00
D	0.00	39,432.00	0.00	39,432.00	0.00
Deal Totals	0.00	213,504.07	0.00	213,504.07	0.00

Statement to Securityholder
 Ally Auto Receivables Trust 2014-3
4. Collections and Distributions

Collections
Receipts During the Period	10,616,522.90
Administrative Purchase Payments	54,553.78
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	181,509.26
Other Fees or Expenses Paid	0.00
Total Collections	10,852,585.94

Beginning Reserve Account Balance	2,536,664.49
Total Available Amount	13,389,250.43

Distributions
Total Available Amount	13,389,250.43
Basic Servicing Fee	117,000.25
Aggregate Class A Interest Distributable Amount	106,564.57
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	36,210.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	31,297.50
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	39,432.00
Fourth Priority Principal Distributable Amount	195,401.10
Reserve Account Deposit	2,536,664.49
Noteholders' Regular Principal Distributable Amount	10,146,657.97
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee and Administrator	1,500.00
Excess Total Available Amount to the Certificateholders	178,522.55

Supplemental Servicing Fees	35,112.21
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	3,900.00

Statement to Securityholder
Ally Auto Receivables Trust 2014-3
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	45,620	17,854	17,199
	Aggregate Receivables Principal Balance	1,014,665,797.37	139,774,028.98	129,431,969.91
	Aggregate Amount Financed	1,025,037,244.33	140,400,299.75	129,993,165.10
There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	3.87000000	3.94828580	3.95584585	66.65	68.51	68.63	57.59	22.63	21.90

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.14%	1.03%	0.96%	1.35%	1.26%	1.08%	1.45%	1.34%	1.27%	1.39%	1.29%	1.23%	1.34%	1.18%	1.38%	1.33%	1.23%	1.35%	1.35%	1.30%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.40%	1.28%	1.17%	1.21%	1.18%	1.18%	1.15%	1.33%	1.05%	1.22%	1.19%	1.16%	1.20%	1.12%	1.22%	1.09%	0.95%	1.15%	0.96%	1.21%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.07%	1.06%

Statement to Securityholder
Ally Auto Receivables Trust 2014-3
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	135,196,732.43	13	-5,107.92	-392.92	-0.0453%	17,199	63	0.3663%
Preceding	145,818,906.64	17	97,369.47	5,727.62	0.8013%	17,854	57	0.3193%
Next Preceding	157,359,948.31	28	95,143.35	3,397.98	0.7255%	18,511	43	0.2323%
Third Preceding	169,028,016.42	11	66,474.31	6,043.12	0.4719%	Three Month Average		0.3060%
Four Month Average					0.4884%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,025,037,244.33	6,388,726.47	0.6233%	31 - 60 days	221	2,226,781.44	1.7130%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	51	448,639.46	0.3451%
Trust 2014-3 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	12	99,575.52	0.0766%
				>120 Days	0	0.00	0.0000%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		238	2,014,237.59
				Current Period		16	146,065.78
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]		19	39,699.40
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies.				Ending Inventory		235	2,120,603.97

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,536,664.49	2,536,664.49	0.00	0.00	0.00	2,536,664.49	2,536,664.49

Statement to Securityholder
Ally Auto Receivables Trust 2014-3
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	1,555,797.37
Current Overcollateralization	10,146,657.97
Overcollateralization Target	10,146,657.97
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2014-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2014-3 will perform in the future.